Severance Indemnities and Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans
The MUFG Group has funded
non-contributory
defined benefit pension plans, which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 (“pension benefits”) based on eligible compensation at the time of severance, rank, years of service and other factors.
MUFG Bank and certain domestic subsidiaries, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory
Corporate Defined Benefit Pension plans which provide benefits to all their domestic employees.
The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory
defined pension plans, which
provide benefits upon retirement based on years of service and average
compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory
defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.
Severance Indemnities Plans
The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum
severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum
cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.
Other Postretirement Plans
The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2018, 2019 and 2020 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2018	2019	2020	2018		2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥47,064	¥48,352	¥49,194	¥10,169	¥676	¥12,395	¥525	¥14,406	¥366
Interest cost on projected benefit obligation	14,383	13,504	10,969	15,359	1,079	14,958	1,046	17,370	1,159
Expected return on plan assets	(68,432)	(74,270)	(74,744)	(32,110)	(2,122)	(33,266)	(2,314)	(31,382)	(1,882)
Amortization of net actuarial loss	7,309	731	5,641	8,847	1,124	9,993	707	8,685	1,162
Amortization of prior service cost	(1,094)	(1,210)	(1,204)	(3,090)	(2,775)	(3,039)	(2,020)	(2,633)	(1,881)
Loss (gain) on settlements and curtailment	(4,394)	(5,980)	(2,366)	52	—	49	—	223	—

Net periodic benefit cost (income)	¥(5,164)	¥(18,873)	¥(12,510)	¥(773)	¥(2,018)	¥1,090	¥(2,056)	¥6,669	¥(1,076)

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2018	2019	2020	2018		2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.82%	0.76%	0.61%	3.52%	3.61%	3.19%	3.27%	3.80%	3.87%
Discount rates in determining benefit obligation	0.76	0.61	0.63	3.38	3.43	3.87	3.99	3.05	2.96
Rates of increase in future compensation level for determining expense	3.23	3.21	3.21	4.65	—	4.65	—	5.01	—
Rates of increase in future compensation level for determining benefit obligation	3.21	3.21	3.46	4.65	—	5.01	—	5.12	—
Expected rates of return on plan assets	2.87	2.83	2.89	6.71	7.50	6.70	7.50	6.25	7.00

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-
point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2019 (1)	2020 (1)	2019 (1)	2020 (1)
Initial trend rate	4.44%	4.14%	7.00%	6.50%
Ultimate trend rate	3.94%	3.77%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2027	2027	2027	2027

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥152	¥(128)	¥42	¥(33)
Effect on postretirement benefit obligation	2,823	(2,394)	838	(665)

Note:
(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2018 and 2019, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2019 and 2020:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,821,794	¥1,841,884	¥502,056	¥34,347	¥469,080	¥31,510
Service cost	48,352	49,194	12,395	525	14,406	366
Interest cost	13,504	10,969	14,958	1,046	17,370	1,159
Plan participants’ contributions	—	—	37	452	28	455
Acquisitions/ Divestitures	(160)	(94)	(17)	—	13,000	—
Amendments	—	—	64	—	3,721	—
Actuarial loss (gain)	43,527	(3,053)	(28,466)	(2,354)	58,831	1,648
Benefits paid	(66,539)	(66,771)	(19,894)	(2,221)	(21,120)	(2,326)
Lump-sum payment	(18,594)	(24,224)	(1,750)	—	(2,284)	—
Translation adjustments and other	—	—	(10,303)	(285)	(6,019)	(429)

Benefit obligation at end of fiscal year	1,841,884	1,807,905	469,080	31,510	547,013	32,383

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,603,329	2,594,788	542,646	32,466	493,495	28,258
Actual return on plan assets	13,664	(123,802)	(21,353)	(1,948)	92,087	5,695
Employer contributions	44,427	28,653	3,117	102	2,887	186
Acquisitions/ Divestitures	(93)	(21)	—	—	791	—
Plan participants’ contributions	—	—	37	452	28	455
Benefits paid	(66,539)	(66,771)	(19,894)	(2,221)	(21,120)	(2,326)
Translation adjustments and other	—	—	(11,058)	(593)	(8,660)	(349)

Fair value of plan assets at end of fiscal year	2,594,788	2,432,847	493,495	28,258	559,508	31,919

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥770,564	¥643,520	¥67,821	¥1,372	¥81,301	¥4,378
Accrued benefit cost	(17,660)	(18,577)	(43,406)	(4,624)	(68,806)	(4,842)

Net amount recognized	¥752,904	¥624,943	¥24,415	¥(3,252)	¥12,495	¥(464)

The aggregated accumulated benefit obligations of these plans at March 31, 2019 and 2020 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019	2020
	(in millions)
Aggregated accumulated benefit obligations	¥1,800,992	¥1,773,042	¥457,048	¥523,078

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2019 and 2020 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019	2020
	(in millions)
Projected benefit obligations	¥23,108	¥26,442	¥63,273	¥89,829
Accumulated benefit obligations	23,108	26,442	52,249	67,609
Fair value of plan assets	5,629	7,980	19,866	21,014
MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum
termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2018, 2019 and 2020 were ¥10,153 million, ¥9,325 million and ¥13,883 million, respectively.
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2019 and 2020:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥245,037	¥437,254	¥126,238	¥8,628	¥114,167	¥5,164
Prior service cost	(5,459)	(4,255)	(14,536)	(4,263)	(7,875)	(2,304)

Gross amount recognized in Accumulated OCI	239,578	432,999	111,702	4,365	106,292	2,860
Taxes	(115,816)	(174,915)	(29,875)	(1,282)	(27,974)	(874)

Net amount recognized in Accumulated OCI	¥123,762	¥258,084	¥81,827	¥3,083	¥78,318	¥1,986

The following table presents OCI for the fiscal years
ended
March 31, 2019 and 2020:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥104,132	¥195,492	¥26,155	¥1,908	¥(1,732)	¥(2,166)
Prior service cost arising during the year	—	—	65	—	3,722	—
Losses (gains) due to amortization:
Net actuarial loss	(731)	(5,641)	(9,993)	(707)	(8,685)	(1,162)
Prior service cost	1,210	1,204	3,039	2,020	2,633	1,881
Curtailment and settlement	5,980	2,366	(49)	—	(223)	—
Foreign currency translation adjustments	—	—	(1,399)	(68)	(1,125)	(58)

Total changes in Accumulated OCI	¥110,591	¥193,421	¥17,818	¥3,153	¥(5,410)	¥(1,505)

Investment policies
MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans:
(1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against
established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2020 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.9%	0.4%	—%
Japanese debt securities	33.6	—	—
Non-Japanese equity securities	15.0	49.2	70.0
Non-Japanese debt securities	10.4	38.3	30.0
Real estate	1.4	10.4	—
Short-term assets	3.7	1.7	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category
MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.
MUFG has determined the expected long-term rate of return for each asset category as follows:
•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities
•	Japanese debt securities: economic growth rate of Japan
•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities
•	Non-Japanese debt securities: global economic growth rate
Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.
Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2021	¥83,009	¥21,368	¥2,023
2022	82,073	22,901	2,075
2023	82,115	23,747	2,111
2024	81,988	24,893	2,125
2025	81,902	25,614	2,089
Thereafter (2026-2030)	397,860	165,065	9,040

F
air value measurement of the plan assets
The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note
31
.
Government bonds and other debt securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese
government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding
prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese
government bonds, official institution bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese
corporate bonds.
Marketable equity securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.
Japanese pooled funds
Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type,
Non-Japanese
marketable equity securities type and
Non-Japanese
debt securities type. The other types of
funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values per share (or its equivalent) as a practical expedient.
Other investment funds
Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values per share (or its equivalent) as a practical expedient. Other investment funds classified in Level 3 of the fair value hierarchy consist of certain real estate funds whose fair values are not measured
at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.
Japanese general accounts of life insurance companies
These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.
Other investments
Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.
The following table presents the fair value of each major category of plan assets as of March 31, 2019 and 2020:
Pension benefits and SIP Investments:

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies (1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

At March 31, 2020	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥147,926	¥—	¥—	¥147,926	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	42,135	5,185	—	47,320
Other debt securities	7,014	12,113	325	19,452	—	105,096	—	105,096
Japanese marketable equity securities	690,741	—	—	690,741	—	—	—	—
Non-Japanese marketable equity securities	47,655	235	—	47,890	26,981	616	—	27,597
Other investment funds	—	—	—	—	81,803	150,121	—	231,924	(2)
Japanese general account of life insurance companies (1)	—	217,898	—	217,898	—	—	—	—
Other investments	6,547	32,150	—	38,697	480	1,937	250	2,667

Total	¥899,883	¥262,396	¥325	¥1,162,604	¥151,399	¥262,955	¥250	¥414,604

Notes:
(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2018 to March 31, 2019 and 1.24% from April 1, 2019 to March 31, 2020.

(2)
Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of
¥68,556 million and nil,
respectively, which were held by MUFG Americas Holdings at December 31, 2018 and
¥81,768 million and ¥119,307
million, respectively, at December 31, 2019. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.

The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2019 and 2020:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2019		2020		2019		2020
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥109,915		¥125,218		¥—		¥—
Japanese debt securities	184,121		212,727		—		—
Non-Japanese marketable equity securities	162,901		146,796		—		—
Non-Japanese debt securities	155,792		169,978		—		—
Other	134,306		100,798		—		—

Total pooled funds	747,035		755,517		—		—

Other investment funds	525,083	(1)	514,726	(1)	241,559	(2)	144,904	(2)

Total	¥1,272,118		¥1,270,243		¥241,559		¥144,904

Notes:
(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019 and ¥486,496 million and ¥13,891 million, respectively, at March 31, 2020.

(2)
Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of
¥53,775 million, ¥46,818 million and ¥140,728
million, respectively, at March 31, 2019 and
¥56,125 million, ¥54,474 million and ¥34,098
million, respectively, at March 31, 2020. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.

Other debt securities and Japanese debt securities in the above Pension benefits and SIP tables include ¥1,224 million (0.04% of plan assets) of debt securities issued by the MUFG Group at March 31, 2019 and ¥942 million (0.03% of plan assets) at March 31, 2020, respectively. Japanese marketable equity securities in the above Pension benefits and SIP tables include ¥5,414 million (0.18% of plan assets) of common stock issued by the MUFG Group at March 31, 2019 and ¥5,843 million (0.20% of plan assets) at March 31, 2020, respectively.